Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2023	Dec. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation and Company performance for fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Year	SCT Total Compensation for CEO (1)	Compensation Actually Paid to CEO (2)	Average SCT Total Compensation for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Total Shareholder Return (Value of initial fixed $100 investment) (3)	Peer Group Total Shareholder Return (Value of initial fixed $100 investment) (3) (4)	Net Income ($M)	Adjusted EBITDA ($M) (5)
2025	$11,544,386	$26,033,429	$4,425,213	$8,518,619	$318.82	$355.80	$422.0	$1,150.1
2024	$10,797,857	$25,439,988	$4,057,406	$7,957,425	$199.68	$269.08	$199.4	$1,005.6
2023	$9,603,683	$7,164,886	$2,799,775	$2,179,567	$111.06	$184.28	($47.3)	$846.4
2022	$9,640,917	$6,253,204	$3,575,026	$2,490,855	$125.15	$144.53	$33.9	$777.2
2021	$9,122,897	$18,004,904	$3,501,026	$6,340,351	$135.35	$137.09	$330.7	$910.8

(1)
The CEO for each of 2021, 2022, 2023, 2024 and 2025 was Jose R. Mas. The Other NEOs for each of 2021 and 2022 were Robert Apple, George Pita (CFO), and Alberto de Cardenas. The Other NEOs for 2023 were Robert E. Apple, Paul DiMarco (EVP and CFO), George Pita (who retired as CFO during 2023) and Alberto de Cardenas. The Other NEOs for 2024 and 2025 were Robert E. Apple, Paul DiMarco (EVP and CFO), and Alberto de Cardenas.

(2)
Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. The amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (iv) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO Adjustments to SCT

Adjustments to SCT	2025	2024	2023	2022	2021
Excluded: Stock awards reported in Summary Compensation Table for our CEO	$8,000,000	$7,500,000	$7,000,000	$7,000,000	$5,500,000
Included: Change in fair value of current year equity for our CEO	$5,737,916	$8,401,608	$6,136,122	$6,220,728	$5,839,202
Included: Change in fair value of prior year unvested equity for our CEO	$17,517,412	$13,124,191	($1,865,349)	($1,989,229)	$6,955,429
Included: Change in fair value of prior award that vested in 2025 for our CEO	($766,284)	$616,333	$290,430	($619,212)	$1,587,377

Other NEO Adjustments to SCT

Adjustments to SCT	2025	2024	2023	2022	2021
Excluded: Average Stock awards reported in Summary Compensation Table for our Other NEOs	$2,716,667	$2,516,667	$1,700,000	$2,300,000	$1,866,667
Included: Change in fair value of current year equity for Other NEOs	$1,948,432	$2,819,187	$1,490,245	$2,043,909	$1,981,805
Included: Change in fair value of prior year unvested equity for Other NEOs	$5,054,456	$3,470,404	($478,367)	($608,361)	$2,153,528
Included: Change in fair value of prior award that vested in 2025 for Other NEOs	($192,815)	$127,095	$67,913	($219,719)	$570,659

Change in fair value of stock is based upon closing share prices on December 31, 2021, of $92.28, on December 30, 2022, the last trading day of 2022, of $85.33, on December 29, 2023, the last trading day of 2023, of $75.72, on December 31, 2024, of $136.14 and on December 31, 2025 of $217.37.

(3)
TSR is the change in stock price from the last trading day prior to the earliest year in the table through the last trading day of the applicable year in the table. The Peer Group TSR is the TSR of the group identified for the years measured, weighted according to the respective peer companies’ stock market capitalization at the beginning of each period for which the TSR is calculated. See page 36 for our Peer Group.

(4)	Our Peer Group TSR value of initial fixed $100 investment is: $137.09 for 2021, $144.53 for 2022, $184.28 for 2023, $269.08 for 2024 and $355.80 for 2025.
(5)
We determined adjusted EBITDA to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our CEO and Other NEOs in fiscal 2025, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP financial measure. For a description of the rationale for our presentation of adjusted EBITDA and a reconciliation of net income to adjusted EBITDA, please see the Non-GAAP Reconciliations.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(1)
The CEO for each of 2021, 2022, 2023, 2024 and 2025 was Jose R. Mas. The Other NEOs for each of 2021 and 2022 were Robert Apple, George Pita (CFO), and Alberto de Cardenas. The Other NEOs for 2023 were Robert E. Apple, Paul DiMarco (EVP and CFO), George Pita (who retired as CFO during 2023) and Alberto de Cardenas. The Other NEOs for 2024 and 2025 were Robert E. Apple, Paul DiMarco (EVP and CFO), and Alberto de Cardenas.

Peer Group Issuers, Footnote
(3)
TSR is the change in stock price from the last trading day prior to the earliest year in the table through the last trading day of the applicable year in the table. The Peer Group TSR is the TSR of the group identified for the years measured, weighted according to the respective peer companies’ stock market capitalization at the beginning of each period for which the TSR is calculated. See page 36 for our Peer Group.

(4)	Our Peer Group TSR value of initial fixed $100 investment is: $137.09 for 2021, $144.53 for 2022, $184.28 for 2023, $269.08 for 2024 and $355.80 for 2025.

PEO Total Compensation Amount	$ 11,544,386	$ 10,797,857	$ 9,603,683	$ 9,640,917	$ 9,122,897
PEO Actually Paid Compensation Amount	$ 26,033,429	25,439,988	7,164,886	6,253,204	18,004,904
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. The amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (iv) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO Adjustments to SCT

Adjustments to SCT	2025	2024	2023	2022	2021
Excluded: Stock awards reported in Summary Compensation Table for our CEO	$8,000,000	$7,500,000	$7,000,000	$7,000,000	$5,500,000
Included: Change in fair value of current year equity for our CEO	$5,737,916	$8,401,608	$6,136,122	$6,220,728	$5,839,202
Included: Change in fair value of prior year unvested equity for our CEO	$17,517,412	$13,124,191	($1,865,349)	($1,989,229)	$6,955,429
Included: Change in fair value of prior award that vested in 2025 for our CEO	($766,284)	$616,333	$290,430	($619,212)	$1,587,377

Change in fair value of stock is based upon closing share prices on December 31, 2021, of $92.28, on December 30, 2022, the last trading day of 2022, of $85.33, on December 29, 2023, the last trading day of 2023, of $75.72, on December 31, 2024, of $136.14 and on December 31, 2025 of $217.37.

Non-PEO NEO Average Total Compensation Amount	$ 4,425,213	4,057,406	2,799,775	3,575,026	3,501,026
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,518,619	7,957,425	2,179,567	2,490,855	6,340,351
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. The amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (iv) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

Other NEO Adjustments to SCT

Adjustments to SCT	2025	2024	2023	2022	2021
Excluded: Average Stock awards reported in Summary Compensation Table for our Other NEOs	$2,716,667	$2,516,667	$1,700,000	$2,300,000	$1,866,667
Included: Change in fair value of current year equity for Other NEOs	$1,948,432	$2,819,187	$1,490,245	$2,043,909	$1,981,805
Included: Change in fair value of prior year unvested equity for Other NEOs	$5,054,456	$3,470,404	($478,367)	($608,361)	$2,153,528
Included: Change in fair value of prior award that vested in 2025 for Other NEOs	($192,815)	$127,095	$67,913	($219,719)	$570,659

Change in fair value of stock is based upon closing share prices on December 31, 2021, of $92.28, on December 30, 2022, the last trading day of 2022, of $85.33, on December 29, 2023, the last trading day of 2023, of $75.72, on December 31, 2024, of $136.14 and on December 31, 2025 of $217.37.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
PERFORMANCE MEASURES
The following table lists the most important financial measures used by us to link compensation actually paid to our named executive officers for 2025 to company performance.

Financial Performance Measures
Adjusted EBITDA
Return on Invested Capital
Three Year Revenue Growth
Three Year Earnings per Share Growth

Total Shareholder Return Amount	$ 318.82	199.68	111.06	125.15	135.35
Peer Group Total Shareholder Return Amount	$ 355.8	$ 269.08	$ 184.28	$ 144.53	$ 137.09
Company Selected Measure Amount	1,150,100,000	1,005,600,000	846,400,000	777,200,000	910,800,000
PEO Name	Jose R. Mas	Jose R. Mas	Jose R. Mas	Jose R. Mas	Jose R. Mas
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 422,000,000	$ 199,400,000	$ (47,300,000)	$ 33,900,000	$ 330,700,000
Share Price	$ 217.37	$ 136.14			$ 92.28	$ 75.72	$ 85.33
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
We determined adjusted EBITDA to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our CEO and Other NEOs in fiscal 2025, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP financial measure. For a description of the rationale for our presentation of adjusted EBITDA and a reconciliation of net income to adjusted EBITDA, please see the Non-GAAP Reconciliations.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Three Year Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Three Year Earnings per Share Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,000,000)	$ (7,500,000)	(7,000,000)	(7,000,000)	$ (5,500,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,737,916	8,401,608	6,136,122	6,220,728	5,839,202
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,517,412	13,124,191	(1,865,349)	(1,989,229)	6,955,429
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(766,284)	616,333	290,430	(619,212)	1,587,377
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,716,667)	(2,516,667)	(1,700,000)	(2,300,000)	(1,866,667)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,948,432	2,819,187	1,490,245	2,043,909	1,981,805
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,054,456	3,470,404	(478,367)	(608,361)	2,153,528
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (192,815)	$ 127,095	$ 67,913	$ (219,719)	$ 570,659